Equity share capital and share premium	6 Months Ended
Jun. 30, 2026
Equity share capital and share premium
Equity share capital and share premium
9.	Equity share capital and share premium

Issued and fully paid shares:

	Ordinary shares (par value €0.01)	Share capital	Share premium
	(million)	$'m	$'m
At December 31, 2025 and at June 30, 2026	597.7	7	5,989

There were no material share transactions involving the ordinary shares of the Company in the three and six months ended June 30, 2026.